Fair values (Tables)	12 Months Ended
Dec. 31, 2014
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2014
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents":
Debt securities—Corporate	—	85	—	85
Available-for-sale securities in "Marketable securities and short-term investments":
Equity securities	—	110	—	110
Debt securities—U.S. government obligations	136	—	—	136
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	652	—	652
Derivative assets—current in "Other current assets"	—	289	—	289
Derivative assets—non-current in "Other non-current assets"	—	189	—	189

Total	136	1,327	—	1,463

Liabilities
Derivative liabilities—current in "Other current liabilities"	—	438	—	438
Derivative liabilities—non-current in "Other non-current liabilities"	—	108	—	108

Total	—	546	—	546

	December 31, 2013
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents":
Debt securities—Corporate	—	69	—	69
Available-for-sale securities in "Marketable securities and short-term investments":
Equity securities	—	159	—	159
Debt securities—U.S. government obligations	104	—	—	104
Debt securities—European government obligations	25	—	—	25
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	146	—	146
Derivative assets—current in "Other current assets"	—	372	—	372
Derivative assets—non-current in "Other non-current assets"	—	128	—	128

Total	129	877	—	1,006

Liabilities
Derivative liabilities—current in "Other current liabilities"	3	199	—	202
Derivative liabilities—non-current in "Other non-current liabilities"	—	52	—	52

Total	3	251	—	254

Schedule of fair values of financial instruments carried on a cost basis

	December 31, 2014
($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	2,218	2,218	—	—	2,218
Time deposits	3,140	—	3,140	—	3,140
Marketable securities and short-term investments (excluding available-for-sale securities):
Time deposits	200	—	200	—	200
Receivables under reverse repurchase agreements	219	—	219	—	219
Other short-term investments	6	6	—	—	6
Other non-current assets:
Loans granted	41	—	44	—	44
Held-to-maturity securities	95	—	109	—	109
Restricted cash and cash deposits	198	64	161	—	225
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	324	115	209	—	324
Long-term debt (excluding capital lease obligations)	7,224	6,148	1,404	—	7,552
Non-current deposit liabilities in "Other non-current liabilities"	222	—	267	—	267

	December 31, 2013
($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	2,414	2,414	—	—	2,414
Time deposits	3,538	—	3,538	—	3,538
Marketable securities and short-term investments (excluding available-for-sale securities):
Time deposits	18	—	18	—	18
Other short-term investments	9	9	—	—	9
Other non-current assets:
Loans granted	54	—	52	—	52
Held-to-maturity securities	104	—	121	—	121
Restricted cash and cash deposits	276	95	219	—	314
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	424	107	317	—	424
Long-term debt (excluding capital lease obligations)	7,475	6,241	1,333	—	7,574
Non-current deposit liabilities in "Other non-current liabilities"	279	—	338	—	338